ACQUISITIONS - Schedule of purchase price allocations for India and China Wind (Details) - USD ($) $ in Millions		Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jul. 08, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	[1]		$ (1,133)			$ (1,189)	$ (1,928)
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents					$ 0
Restricted cash					14
Trade receivables and other current assets					14
Property, plant and equipment, at fair value					243
Current liabilities					(1)
Current portion of non-recourse borrowings					(12)
Financial instruments					(4)
Non-recourse borrowings					(158)
Deferred income tax liabilities					(8)
Decommissioning liabilities					(5)
Other long-term liabilities					(4)
Fair value of net assets acquired					$ 79
China Wind Facility
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 0
Restricted cash				2
Trade receivables and other current assets				51
Property, plant and equipment, at fair value				307
Current liabilities				(23)
Current portion of non-recourse borrowings				(18)
Financial instruments				0
Non-recourse borrowings				(131)
Deferred income tax liabilities				(28)
Decommissioning liabilities				0
Other long-term liabilities				0
Fair value of net assets acquired				$ 160
DG Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 3
Restricted cash			0
Trade receivables and other current assets		47
Property, plant and equipment, at fair value		753
Current liabilities		(8)
Current portion of non-recourse borrowings		0
Financial instruments		0
Non-recourse borrowings		0
Deferred income tax liabilities		0
Decommissioning liabilities		(33)
Other long-term liabilities		(27)
Fair value of net assets acquired		$ 735
Acqusitions Completed In 2019
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			3
Restricted cash			16
Trade receivables and other current assets			112
Property, plant and equipment, at fair value			1,303
Current liabilities			(32)
Current portion of non-recourse borrowings			(30)
Financial instruments			(4)
Non-recourse borrowings			(289)
Deferred income tax liabilities			(36)
Decommissioning liabilities			(38)
Other long-term liabilities			(31)
Fair value of net assets acquired			$ 974

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).